Business combination agreement (Tables)	12 Months Ended
Sep. 30, 2023
Business combination agreement
Schedule of fair value of deemed shares issued

		Valuation
	Fair value	technique	Unobservable input	Range
485,326 Ordinary Shares in Arqit Limited deemed issues in reverse acquisition	$223,517,945	Market comparable companies	Revenue multiple	12-17 x
			EBITDA multiple	20-30 x
			uFCF multiple	20-25 x
			Revenue growth rate (CAGR)	9.1%
			Discount	20%

Schedule of fair value of net assets acquired

$
Cash and cash equivalents	107,035,478
Trade and other receivables	1,961,889
Warrant liabilities	(29,948,361)
Trade and other payables	(11,000,000)
Net assets	68,049,006

Schedule of other reserves arise as a result of the reverse acquisition

$
Pre-acquisition losses of AQI	(18,237,443)
Pre-acquisition reserves of AQI	26,285,329
AL share capital at acquisition	269
AL share premium at acquisition	20,210,904
Reverse acquisition expense	155,459,939
Transaction costs	(16,914,223)
166,804,775

Summary of exceptional costs disclosed within the consolidated statement of comprehensive income

The exceptional costs within the Consolidated Statement of Comprehensive Income for the year ended 30 September 2021 comprised:

$
Reverse acquisition expense	155,459,939
Other listing expenses	2,589,611
158,049,550